Note 11 Financial Instruments Designated At Fair Value Through Profit Or Loss (Details) - EUR (€)	Jun. 30, 2021	Dec. 31, 2020
Financial assets and liabilities designated at fair value through profit or loss [Line Items]
Equity instruments designated at fair value	€ 1,107,000,000	€ 1,117,000,000
Financial assets at fair value through profit or loss		1,117,000,000
Deposits at fair value through profit or loss	852,000,000	902,000,000
Debt securities designated at fair value through profit or loss	3,745,000,000	4,531,000,000
Other Financial Liabilities At Fair Value Through Profit Or Loss	5,214,000,000	4,617,000,000
Financial liabilities at fair value through profit or loss	€ 9,811,000,000	€ 10,050,000,000